Taxation - Deferred taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	$ 265	$ 141
Exchange adjustment	(8)	(2)
Movement in income statement - current year	79	116
Movement in income statement - prior years	(7)	(10)
Movement in other comprehensive income	(6)	18	$ (5)
Movement in equity	(1)
Changes in tax rate		2
Acquisitions	(3)
Balance at the end of the period	319	265	$ 141
Represented by:
Deferred tax assets	350	274
Deferred tax liabilities	(31)	(9)
Net asset position	319	265
Deferred tax assets, inventory	92	125
Deferred tax Assets, bad debt provisions	9	8
Gross unused tax losses and other credits	1,342	1,145
Deferred tax assets, provisions and other short-term temporary differences	206	169
Gross unused research and development tax credits	28	16
Gross unused capital losses	142	102
Research and development tax credits for which deferred tax assets have been recognised	$ 16	$ 16
UK corporation tax rate (as a percent)	25.00%	23.50%	19.00%
Later than four years and not later than six years
Represented by:
Unused tax losses	$ 269
Accelerated tax depreciation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(91)	$ (75)
Movement in income statement - current year	7	(15)
Movement in income statement - prior years	(11)
Changes in tax rate		(1)
Balance at the end of the period	(95)	(91)	$ (75)
Intangibles
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(138)	(181)
Exchange adjustment		(1)
Movement in income statement - current year	22	43
Movement in income statement - prior years		1
Acquisitions	(19)
Balance at the end of the period	(135)	(138)	(181)
Retirement benefit obligation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(6)	(21)
Exchange adjustment		(3)
Movement in income statement - current year	4
Movement in other comprehensive income	(1)	18
Balance at the end of the period	(3)	(6)	(21)
Losses and other tax attributes
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	198	140
Exchange adjustment	(1)	1
Movement in income statement - current year	32	63
Movement in income statement - prior years		(10)
Changes in tax rate		4
Acquisitions	16
Balance at the end of the period	245	198	140
Inventory, provisions and other differences
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	302	278
Exchange adjustment	(7)	1
Movement in income statement - current year	14	25
Movement in income statement - prior years	4	(1)
Movement in other comprehensive income	(5)
Movement in equity	(1)
Changes in tax rate		(1)
Balance at the end of the period	307	302	$ 278
Represented by:
Deferred tax assets	307	302
Trading tax losses
Represented by:
Deferred tax assets	245	198
Unused tax losses and other tax credits
Represented by:
Tax losses and other tax credits for which deferred tax assets have been recognised	$ 1,094	$ 885
Minimum
Represented by:
Recovery period for deferred tax assets	5 years